CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Profit or loss [abstract]
Revenue	$ 2,585,511
Inventory expensed to cost of sales	2,681,864
Gross margin before the undernoted	(96,353)
Realized fair value adjustment on biological assets	405,170	$ 0
Unrealized fair value adjustment on biological assets	(126,250)
Gross Profit	182,567
Expenses
General and administration	6,326,591	340,575
Sales, marketing, and promotion	2,306,357
Depreciation and amortization	579,757
Share based compensation	2,996,710	258,896
Total expenses	12,209,415	599,471
Loss before undernoted items	(12,026,848)	(599,471)
Other items
Interest expense	(391,961)
Accretion expense	(992,202)
Transaction costs	(10,134,732)
Other loss	(673,226)
Loss on disposal of assets	(90,100)
Interest and other income	337,986
Gain on change in fair value of derivative liabilities	369,913
Loss before income taxes	(23,601,170)	(599,471)
NET LOSS	(23,601,170)	(599,471)
Other comprehensive loss
Cumulative translation adjustment	(370,903)	32,048
LOSS AND COMPREHENSIVE LOSS	$ (23,972,073)	$ (567,423)
Basic and diluted loss per share (in dollars per share)	$ (0.77)	$ (0.11)
Weighted average number of common shares outstanding - basic and diluted (in shares)	31,001,645	5,004,353